Schedule of Components of Income Tax Expense (Benefit) (Details)	9 Months Ended
Mar. 31, 2013
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	15.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	0.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	15.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	0